Performance Management	Dec. 31, 2025
Nuveen Life Growth Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-

based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Growth Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 27.98%, for the quarter ended June 30, 2020. Worst quarter: -23.04%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Growth Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Nuveen Life Growth Equity Fund | Average Annual Return, Percent		15.30%	11.03%	15.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Growth Equity Fund | Nuveen Life Growth Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	27.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(23.04%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Life Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Core Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 22.21%, for the quarter ended June 30, 2020. Worst quarter: -21.52%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Core Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Nuveen Life Core Equity Fund | Average Annual Return, Percent		13.80%	13.66%	14.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Core Equity Fund | Nuveen Life Core Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	22.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(21.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Life International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended

December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life International Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 20.66%, for the quarter ended June 30, 2020. Worst quarter: -24.88%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life International Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	MSCI EAFE® Index
MSCI EAFE® Index | Average Annual Return, Percent		31.22%	8.92%	8.18%
Nuveen Life International Equity Fund | Average Annual Return, Percent		32.44%	8.09%	7.96%

Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life International Equity Fund | Nuveen Life International Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(24.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Life Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Large Cap Value Fund
Bar Chart Closing [Text Block]	Best quarter: 17.47%, for the quarter ended December 31, 2020. Worst quarter: -26.21%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Large Cap Value Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Nuveen Life Large Cap Value Fund | Average Annual Return, Percent		17.23%	12.63%	10.76%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Large Cap Value Fund | Nuveen Life Large Cap Value Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	17.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(26.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Life Real Estate Securities Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Real Estate Securities Select Fund
Bar Chart Closing [Text Block]	Best quarter: 17.38%, for the quarter ended March 31, 2019. Worst quarter: -19.81%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Real Estate Securities Select Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
FTSE Nareit All Equity REITs Index | Average Annual Return, Label [Optional Text]	FTSE Nareit All Equity REITs Index
FTSE Nareit All Equity REITs Index | Average Annual Return, Percent		2.27%	4.85%	5.77%
Nuveen Life Real Estate Securities Select Fund | Average Annual Return, Percent		1.86%	3.55%	5.88%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Real Estate Securities Select Fund | Nuveen Life Real Estate Securities Select Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	17.38%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(19.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Life Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Small Cap Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 32.12%, for the quarter ended December 31, 2020. Worst quarter: -33.82%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Small Cap Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		12.81%	6.09%	9.62%
Nuveen Life Small Cap Equity Fund | Average Annual Return, Percent		16.40%	11.02%	11.04%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Small Cap Equity Fund | Nuveen Life Small Cap Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	32.12%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(33.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Life Large Cap Responsible Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Large Cap Responsible Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 22.28%, for the quarter ended June 30, 2020. Worst quarter: -20.42%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Large Cap Responsible Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Nuveen Life Large Cap Responsible Equity Fund | Average Annual Return, Percent		16.63%	11.83%	13.62%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Large Cap Responsible Equity Fund | Nuveen Life Large Cap Responsible Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	22.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Life Stock Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Stock Index Fund
Bar Chart Closing [Text Block]	Best quarter: 21.91%, for the quarter ended June 30, 2020. Worst quarter: -20.84%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Stock Index Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nuveen Life Stock Index Fund | Average Annual Return, Label [Optional Text]	Nuveen Life Stock Index Fund
Nuveen Life Stock Index Fund | Average Annual Return, Percent		17.04%	13.10%	14.21%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Nuveen Life Stock Index Fund | Average Annual Return, Percent		17.04%	13.10%	14.21%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Stock Index Fund | Nuveen Life Stock Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	21.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Life Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended

December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Core Bond Fund
Bar Chart Closing [Text Block]	Best quarter: 6.52%, for the quarter ended December 31, 2023. Worst quarter: -5.97%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Core Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Nuveen Life Core Bond Fund | Average Annual Return, Percent		7.07%	0.09%	2.52%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts. For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Thirty Day Yield Phone	800 842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Core Bond Fund | Nuveen Life Core Bond Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.52%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.97%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen Life Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period.. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Balanced Fund
Bar Chart Closing [Text Block]	Best quarter: 13.40%, for the quarter ended June 30, 2020. Worst quarter: -11.89%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Balanced Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Morningstar Moderately Conservative Target Risk Index | Average Annual Return, Label [Optional Text]		Morningstar Moderately Conservative Target Risk Index
Morningstar Moderately Conservative Target Risk Index | Average Annual Return, Percent			12.87%	4.06%	6.10%
Balanced Fund Composite Index | Average Annual Return, Label [Optional Text]	[1]	Balanced Fund Composite Index
Balanced Fund Composite Index | Average Annual Return, Percent			13.60%	6.00%	7.68%
Nuveen Life Balanced Fund | Average Annual Return, Percent			12.71%	5.69%	7.40%
[1]

As of the close of business on December 31, 2025, the Nuveen Life Balanced Fund Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; and 10.0% MSCI EAFE® Index. The Fund’s composite index, the components that make up a composite index and the method of calculating a composite index’s performance may vary over time.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Balanced Fund | Nuveen Life Balanced Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	13.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(11.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Life Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2025, and how those returns compare to those of the Fund’s peer group average. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. As of October 14, 2016, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s investment strategies before this date. As a result, the Fund’s performance after October 14, 2016 may differ materially from the performance information shown below for the period prior to October 14, 2016. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS (%)Nuveen Life Money Market Fund
Bar Chart Closing [Text Block]	Best quarter: 1.33%, for the quarter ended December 31, 2023. Worst quarter: 0.00%, for the quarter ended September 30, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance [Table]
Average Annual Total Returns - Nuveen Life Money Market Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
iMoneyNet Money Fund Averages™—All Government | Average Annual Return, Label [Optional Text]	iMoneyNet Money Fund Averages™—All Government
iMoneyNet Money Fund Averages™—All Government | Average Annual Return, Percent		3.96%	2.98%	1.89%
Nuveen Life Money Market Fund | Average Annual Return, Percent		4.21%	3.15%	2.09%

Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts. For the Fund’s most current 7-day yield, please call the Fund at 800 842-2252.

Money Market Seven Day Yield Phone	800 842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Life Money Market Fund | Nuveen Life Money Market Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2020